Revenue from Contracts with Customers	6 Months Ended
Jun. 30, 2025
Revenue [abstract]
Revenue from Contracts with Customers
B.20. Revenue from contracts with customers
B.20.1. Analysis of net sales
The table below sets forth net sales for the six months ended June 30, 2025 and June 30, 2024:

(€ million)		Europe	United States	Other countries	June 30, 2025	Europe	United States	Other countries	June 30, 2024 (a)

Total Group		4,144	9,535	6,210	19,889	4,072	8,292	5,996	18,360

Immunology

of which	Dupixent	944	5,283	1,085	7,312	770	4,437	931	6,138

Rare diseases

of which	ALTUVIIIO	—	456	86	542	—	259	21	280

	Nexviazyme/Nexviadyme	132	195	60	387	95	174	51	320

	Cablivi	55	71	10	136	43	60	10	113

	Xenpozyme	44	47	19	110	24	37	11	72

Neurology

of which	Aubagio	40	76	22	138	95	96	18	209

Oncology

of which	Sarclisa	83	119	74	276	64	100	63	227

Other medicines

of which	Rezurock	23	220	20	263	12	188	7	207

	Tzield	1	27	1	29	1	20	—	21

Industrial sales		241	1	9	251	273	1	—	274

Vaccines

of which	Polio/Pertussis/ Hib Vaccines	223	320	818	1,361	248	311	789	1,348

	Meningitis, travel and endemics vaccines	96	319	194	609	97	301	185	583

	RSV vaccine (Beyfortus)	85	68	203	356	7	116	77	200

	Influenza Vaccines	52	54	108	214	30	16	142	188

Total net sales		4,144	9,535	6,210	19,889	4,072	8,292	5,996	18,360

(a)	Figures for 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
B.20.2. Other revenues

(€ million)	June 30, 2025 (6 months)	June 30, 2024 (6 months) (a)

VaxServe sales of non-Sanofi products	842	854

Sales to Opella (b)	61	95

Royalties	68	62

Other (c)	275	341

Total Biopharma Other revenues	1,246	1,352

Sales / Revenues from Opella products (d)	206	177

Total Other revenues	1,452	1,529

(a)	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
(b)
Revenues generated from the manufacture of Consumer Healthcare products on behalf of Opella entities. Until April 30, 2025, Opella entities were within the scope of discontinued operations (see Note B.1). With effect from May 1, 2025, Opella entities are treated as related parties in accordance with IAS24 (see Note B.5.).

(c)	This line mainly comprises revenues received under agreements for Sanofi to provide manufacturing services to third parties.
(d)
Consumer Healthcare activities not transferred on the effective date of loss of control of Opella. These are primarily (i) hospital sales of Opella products in China, the transfer of which will be finalized no earlier than 2028; (ii) sales made by the dedicated entity Opella Russie, of which Sanofi continues to hold the capital (Sanofi is continuing to distribute Opella products in Russian territory under a distribution agreement signed in connection with the separation, the parties reserving the right to discuss the transfer of that entity during the term of the distribution agreement); and (iii) sales of the Gold Bond product range, which are continuing in the United States through the retained subsidiary Gold Bond LLC (holder of the associated worldwide property rights).